UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03422

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-11

(Exact Name of Registrant as Specified in Charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of Principal Executive Offices)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

973- 367-7521

(Registrant’s Telephone Number, including Area Code)

Date of fiscal year end: 12/31/2013

Date of reporting period: 9/30/2013

Item 1.	Schedule of Investments

VCA-11

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Principal Amount (000)	Value
Short-Term Investments — 100.0%
Certificates of Deposit — 14.8%
Bank of Montreal 0.273%, 06/18/2014(b)	$ 400	$ 400,000
Bank of Nova Scotia 0.252%, 06/19/2014(b)	500	500,000
Bank of Nova Scotia Houston 0.814%, 01/27/2014(b)	300	300,496
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) 0.210%, 01/10/2014	400	400,000
Branch Banking & Trust Co. 0.140%, 11/01/2013	400	400,000
Deutsche Bank AG (NY Branch) 0.250%, 10/28/2013	500	500,000
JPMorgan Chase Bank NA 0.299%, 07/31/2014(b)	500	500,000
0.330%, 02/18/2014	300	300,000
Sumitomo Mitsui Banking Corp. (NY Branch) 0.230%, 01/13/2014	500	500,000
Toronto Dominion Bank 0.250%, 07/27/2014(b)	400	400,000
Wells Fargo Bank NA 0.182%, 12/06/2013(b)	400	400,000

		4,600,496

Commercial Paper — 23.9%
BHP Billiton Finance (USA) Ltd., 144A 0.150%, 01/23/2014(a)	375	374,822
Caisse Centrale Desjardins du Quebec, 144A 0.195%, 01/29/2014(a)	300	299,805
CPPIB Capital, Inc. 144A 0.150%, 11/20/2013(a)	500	499,896
DNB Bank ASA, 144A 0.190%, 01/15/2014(a)	402	401,775
0.346%, 01/22/2014(b)	300	300,000
Electricite de France, 144A 0.210%, 10/09/2013(a)	500	499,977
0.210%, 10/25/2013(a)	250	249,965
Exxon Mobil Corp. 0.120%, 10/01/2013(a)	750	750,000
GDF Suez, 144A 0.220%, 10/10/2013(a)	500	499,973
HSBC Bank PLC, 144A 0.329%, 01/31/2014(a)	400	400,000
ING (U.S.) Funding LLC, 0.250%, 11/14/2013(a)	300	299,908
International Bank for Reconstruction & Development 0.109%, 10/04/2013(a)	534	533,998
Nestle Finance International Ltd. 0.125%, 10/10/2013(a)	400	399,988
Nordea Bank AB, 144A 0.230%, 11/21/2013(a)	300	299,902
PNC Bank NA 0.280%, 01/28/2014(a)	400	400,000

Schlumberger Investment SA, 144A 0.160%, 12/05/2013(a)	300	299,913
Skandinaviska Enskilda Banken AB, 144A 0.210%, 01/03/2014(a)	400	399,781
Societe Generale North America, Inc. 0.200%, 10/08/2013(a)	500	499,981

		7,409,684

Other Instruments - Corporate Bonds — 12.1%
General Electric Capital Corp., Sr. Unsec’d. Notes, 2.100%, 01/7/2014	182	182,866
HSBC Bank PLC., Sr. Unsec’d. Notes, 144A 1.068%, 01/17/2014(b)	395	395,832
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, 0.500%, 11/26/2013	300	300,163
New York Life Global Funding., Sec’d. Notes, 144A 1.850%, 12/13/2013	300	300,901

Nordea Bank AB, Sr. Unsec’d Notes, 144A 2.125%, 01/14/2014	250	251,340
Principal Life Global Funding II, Sec’d. Notes, 144A 0.895%, 07/09/2014(b)	712	715,513
Toronto Dominion Bank, Sr. Unsec’d Notes, 0.715%, 11/01/2013(b)	300	300,120
Total Capital Canada Ltd., Sr. Unsec’d. Notes, 0.648%, 01/17/2014(b)	300	300,370
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN 0.267%, 04/07/2014(b)	300	300,000
Westpac Banking Corp., Sr. Unsec’d. Notes, 144A 0.978%, 03/31/2014(b)	700	702,448

		3,749,553

Time Deposit — 2.1%
U.S. Bank National Association 0.150%, 10/03/2013	635	635,000

U.S. Government Agency Obligations — 24.0%
Federal Farm Credit Bank 0.162%, 08/15/2014(b)	560	560,103
0.220%, 10/15/2013(b)	100	100,005
Federal Home Loan Bank 0.035%, 01/03/2014(a)	500	499,954
0.043%, 12/26/2013(a)	300	299,969
0.050%, 10/16/2013(a)	326	325,993
0.069%, 11/06/2013(a)	500	499,965
0.070%, 10/11/2013(a)	400	399,992
0.070%, 11/14/2013(a)	500	499,957
0.080%, 11/13/2013(a)	595	594,943
0.090%, 11/26/2013	500	499,983
0.100%, 01/17/2014(b)	300	299,991
0.121%, 08/12/2014(b)	500	499,978
0.124%, 12/08/2014(b)	400	399,988
0.125%, 08/20/2014(b)	500	500,000
0.126%, 08/19/2014(b)	500	500,000
0.130%, 11/26/2013(b)	500	499,985
0.160%, 12/06/2013(b)	100	100,013
4.000%, 12/13/2013	50	50,367
Federal Home Loan Mortgage Corp. 1.375%, 02/25/2014	180	180,870
Federal National Mortgage Association 0.080%, 11/19/2013	130	130,120

		7,442,176

U.S. Treasury Obligations — 14.5%
U.S. Treasury Notes 0.250%, 10/31/2013	1,800	1,800,230
0.250%, 01/31/2014	300	300,138
0.250%, 03/31/2014	900	900,801
0.500%, 11/15/2013	1,000	1,000,503
1.750%, 01/31/2014	500	502,824

		4,504,496

Repurchase Agreements(c) — 8.6%
Deutsche Bank Securities, Inc. 0.150%, dated 09/30/2013, due 10/01/2013 in the amount of $1,868,008 (cost $1,868,000)	1,868	1,868,000
Merrill Lynch & Co. , Inc. 0.04%, dated 09/25/2013, due 10/02/2013 in the amount of $808,006 (cost $808,000)	808	808,000

		2,676,000

TOTAL INVESTMENTS — 100.0% (cost $31,017,405)		$31,017,405
OTHER ASSETS IN EXCESS OF LIABILITIES		197

NET ASSETS — 100%		$31,017,602

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FHLB—Federal Home Loan Bank

FNMA—Federal National Mortgage Association

MTN—Medium Term Note

(a)	Rate quoted represents yield-to-maturity as of the purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(c)	Repurchase agreements are collaterized by FHLB (coupon rate 0.00%, maturity date 12/27/2013) and FNMA (coupon rate 0.875%, maturity date 02/08/2018 ), with the aggregate value, including accrued interest, of $2,730,773.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	4,600,496	$—
Commerical Paper	—	7,409,684	—
Other Instruments - Corporate Bonds	—	3,749,553	—
Time Deposit	—	635,000	—
U.S. Government Agency Obligations	—	7,442,176	—
U.S. Treasury Obligations	—	4,504,496	—
Repurchase Agreements	—	2,676,000	—

Total	$—	$31,017,405	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuations: The Account holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members have delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Account’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Account to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Account’s Committee at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Account’s investments, which are summarized in the three broad levels hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

The Account values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account may hold up to 5% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary of the Fund

Date November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker President and Principal Executive Officer

Date November 21, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date November 21, 2013

*	Print the name and title of each signing officer under his or her signature.